Note 13 - Common Stock Options (Details Narrative) (Common Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Options
Weighted average fair value options exercise prices	$ 0.08	$ 0.22
Amortization of common stock options	$ 25,211	$ 171,403